LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
NOTE 6:-	LEASES

The Company leases all its real estate, storage area and cars under various operating lease agreements that expire on various dates.

The Company’s operating leases have original lease periods expiring between 2021 and 2028. The offices in Israel lease include two options to renew, one of which was exercised in 2020, and the second has also been exercised and will take effect in 2026.

Lease payments included in the measurement of the lease liability comprise the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised.

Under ASC 842, all leases, including non-cancellable operating leases, are now recognized on the balance sheet. The aggregated present value of lease payments is recorded as a long-term asset titled Operating lease right of use asset. The corresponding lease liabilities are split between current maturity of operating lease liability within current liabilities and long-term operating lease liability within long-term liabilities. The Company’s leases do not provide an implicit rate and therefore the Company uses its incremental borrowing rate based on information available on the commencement date to determine the present value of lease payments.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended	Year ended
	December 31, 2025	December 31, 2024

Weighted average remaining lease term	5.07	6.05
Weighted average discount (annual) rate	7.91%	7.96%

Operating lease expenses were approximately $785, $775 and $800 in the years ended December 31, 2025, 2024 and 2023, respectively.

Variable payments as CPI, included in the lease expenses, were approximately $102, $79 and $61 in the years ended December 31, 2025, 2024 and 2023, respectively.

Cash paid for amounts included in the measurement of lease liabilities was approximately $785, $761 and $852 in the years ended December 31, 2025, 2024 and 2023, respectively.

Maturities of operating lease liabilities were as follows:

December 31, 2025

2026	$721
2027	714
2028	680
2029	646
2030	646
2031 and on	131

Total operating lease payments	3,538
Less: imputed interest	578

Present value of lease liabilities	2,960

Lease liabilities, current	521
Lease liabilities, non- current	2,439

Present value of lease liabilities	$2,960

The above annual minimum future rental commitments include both of the period covered by both exercised options with respect to the leased facility of Compugen Ltd. through March 2026 and through March 2031, respectively.